BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2011
BILLS RECEIVABLE
6.	BILLS RECEIVABLE

To reduce the Group’s credit risk, the Group has required certain customers to pay for the purchase of the Group’s products using bills receivable. Bills receivable represent short-term notes receivable endorsed by financial institutions in the PRC that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

For the years ended December 31, 2009, 2010 and 2011, the Group entered into arrangements with unrelated commercial banks on certain of its bills receivable in return for cash at a discount of their carrying value. These transactions are recorded as a reduction to bills receivable with the difference between cash received and the carrying value of the bills receivable recorded as interest expense in the consolidated statement of operations. For the years ended December 31, 2009, 2010 and 2011, interest expense related to these transactions amounted to RMB633,341, RMB578,021 and RMB113,680 (US$18,062), respectively.